Tax credits receivable - Summary of information about unused and unrecorded non refundable federal tax credit (Detail) - Unused tax credits $ in Thousands	Nov. 30, 2019 USD ($)
Statement [line items]
Deferred tax assets	$ 11,810
Income tax expire 2024
Statement [line items]
Deferred tax assets	448
Income tax expire 2025
Statement [line items]
Deferred tax assets	1,336
Income tax expire 2026
Statement [line items]
Deferred tax assets	1,640
Income tax expire 2027
Statement [line items]
Deferred tax assets	2,260
Income tax expire 2028
Statement [line items]
Deferred tax assets	2,507
Income tax expire 2029
Statement [line items]
Deferred tax assets	1,689
Income tax expire 2030
Statement [line items]
Deferred tax assets	837
Income tax expire 2031
Statement [line items]
Deferred tax assets	585
Income tax expire 2032
Statement [line items]
Deferred tax assets	306
Income tax expire 2033
Statement [line items]
Deferred tax assets	$ 202